Summary of Significant Accounting Policies - Additional Information - Employee Pension Plans (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) employee	Dec. 31, 2018 USD ($) employee	Dec. 31, 2017 USD ($) employee	Jan. 01, 2018 subsidiary
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined contribution plan cost recognized	$ 5,200,000	$ 4,500,000	$ 0
Defined Contribution Plan, Number of Employees | employee	288	443	0
Funded status deficiency	$ 300,000	$ 1,500,000.0	$ 0
Subsidiaries of Teekay Corporation
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Percentage of ownership interest acquired				100.00%
Number of subsidiaries acquired | subsidiary				7